Share Capital - Schedule of Shares Issued and Outstanding (Details) - Shares Issued and Outstanding Capital [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Schedule of Shares Issued and Outstanding [Line Items]
Beginning Balance, Number of shares (in Shares) | shares	131,029	4,502	2,771
Beginning Balance, Capital	$ 63,319,398	$ 51,020,121	$ 49,434,692
Cancelled shares, Number of shares (in Shares) | shares		(9,500)	(16)
Cancelled shares, Capital		$ (1,445,188)	$ (200,014)
Share issuance costs, Number of shares (in Shares) | shares
Share issuance costs, Capital		$ (728,056)
Fair value of RSUs redeemed, Number of shares (in Shares) | shares		12,050
Fair value of RSUs redeemed, Capital		$ 1,547,703
Issuance of shares upon conversion of note, Number of shares (in Shares) | shares			465
Issuance of shares upon conversion of note, Capital			$ 314,384
Issuance of shares pursuant to the first option payment to acquire a certain land property (note 9), Number of shares (in Shares) | shares			704
Issuance of shares pursuant to the first option payment to acquire a certain land property (note 9), Capital			$ 431,149
Ending Balance, Number of shares (in Shares) | shares	145,647	131,029	4,502
Ending Balance, Capital	$ 63,639,395	$ 63,319,398	$ 51,020,121
Issuance of shares from private placement, Number of shares (in Shares) | shares	14,628	15,555
Issuance of shares from private placement, Capital	$ 320,000	$ 1,396,702
Issuance of shares upon exercise of prefunded warrants, Number of shares		108,422
Issuance of shares upon exercise of prefunded warrants, Capital		$ 11,528,116
Fair value of RSUs issued at $147.20 per share [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued, Number of shares (in Shares) | shares			337
Fair value of RSUs issued, Capital			$ 774,736
Fair value of RSUs issued at $88.80 per share [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued, Number of shares (in Shares) | shares			129
Fair value of RSUs issued, Capital			$ 179,037
Fair value of RSUs issued at $48.96 per share [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued, Number of shares (in Shares) | shares			112
Fair value of RSUs issued, Capital			$ 86,137